Lease Arrangements	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Lease Arrangements
16.	LEASE ARRANGEMENTS

a.	Right-of-use assets – 2019

	December 31, 2019
	NT$	US$ (Note 4)

Carrying amounts

Land	$7,036,887	$235,269
Buildings and improvements	2,121,797	70,939
Machinery and equipment	588,443	19,674
Other equipment	45,094	1,508

	$9,792,221	$327,390

	For the Year Ended December 31, 2019
	NT$	US$ (Note 4)

Additions to right-of-use assets	$824,268	$27,558

Depreciation charge for right-of-use assets
Land	$215,301	$7,198
Buildings and improvements	307,708	10,288
Machinery and equipment	507,443	16,966
Other equipment	25,006	836

	$1,055,458	$35,288

The amounts disclosed above with respect to the right-of-use assets d id
 not include
 the
right-of-use assets that meet the definition of investment properties.

b.	Lease liabilities - 2019

	December 31, 2019
	NT$	US$ (Note 4)

Carrying amounts

Current	$632,802	$21,157
Non-current	$5,176,123	$173,057

The Group’s lease liabilities were mainly from land and buildings and improvements. The range of discount rates for lease liabilities was as follows:

December 31, 2019

Land (%)	0.54-4.90
Buildings and improvements (%)	0.30-8.62
c.	Material lease-in activities and terms

The Group leases land and buildings for the use of plants and offices with remaining lease terms of 1-69 years and 1-31 years, respectively. For the leasehold land located in the R.O.C., the Group has extension options at
the
expiry of th
e lease p
eriods.

However, the government has the right to adjust the lease payments on the basis of changes in announced land value prices and also has the right to terminate the lease contract under certain circumstances. The Group does not have bargain purchase options to acquire the leasehold land and buildings at the expiry
 of the lease
periods
. In addition, the Group is prohibited from subleasing or transferring all or any portion of the underlying assets without the lessor’s consent.

d.	Subleases

In addition to the sublease transactions described in Note 17, the Group did not have other sublease transactions.

e.	Other lease information

1)	Lease arrangements under operating leases for the leasing out of investment properties and freehold property, plant and equipment are set out in Note 17.

2)	Other related lease information

	For the Year Ended December 31, 2019
	NT$	US$ (Note 4)

Expenses relating to short-term leases	$421,924	$14,106
Expenses relating to low-value assets leases	$4,473	$150
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$53,403	$1,785
Total cash outflow for leases	$(1,511,277)	$(50,527)

The Group lease
d
 certain machinery and equipment which qualify as short-term leases and certain other equipment which qualify as low-value asset leases. The Group elected to apply the recognition exemption and
,
thus, did not recognize right-of-use assets and lease liabilities for these leases.

2018

The future minimum lease payments of non-cancellable operating lease commitments were
as follows:

December 31, 2018
NT$

Less than 1 year	$509,994
1 to 5 years	828,482
More than 5 years	1,047,626

$2,386,102

The minimum lease payments recognized in profit or loss for the year ended December 31, 2018 was NT$785,295 thousand.